Stock options (Tables)	12 Months Ended
Dec. 31, 2021
Stock Options
The following table reflects the continuity of stock options as at December 31, 2021 and December 31, 2020:

The following table reflects the continuity of stock options as at December 31, 2021 and December 31, 2020:

	December 31, 2021		December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Beginning balance	2,734,073	$1.61	3,744,095	$1.32
Granted	1,598,905	6.17	-	-
Exercised	(363,176)	(2.16)	(823,937)	(0.27)
Expired	(46,311)	(7.28)	(186,085)	(2.06)
Ending balance	3,923,491	$3.35	2,734,073	$1.61
Exercisable	2,668,573	$1.71	2,242,837	$1.44

The Company has the following stock options outstanding as at December 31, 2021:

The Company has the following stock options outstanding as at December 31, 2021:

Expiry date	Number of stock options outstanding	Exercise price	Number of stock options exercisable	Weighted average remaining life (years)

October 17, 2022	17,959	$0.80	17,959	0.79
November 18, 2022	874,558	0.37	874,558	0.88
November 14, 2023	13,187	2.37	13,187	1.87
March 29, 2024	324,410	2.37	324,410	2.24
August 27, 2024	943,750	2.40	943,750	2.66
December 9, 2025	739,475	3.20	304,709	3.94
January 1, 2026	820,152	8.75	-	4.01
December 12, 2028	190,000	1.00	190,000	6.95
	3,923,491	$3.35	2,668,573	2.95